Stockholders' equity - Obligations to deliver (Details) SFr / shares in Units, shares in Millions, SFr in Millions, $ in Millions	1 Months Ended			12 Months Ended
	Feb. 28, 2017 SFr / shares	Nov. 30, 2016 shares	Apr. 30, 2015 SFr / shares	Dec. 31, 2016 CHF (SFr) SFr / shares shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 shares	Dec. 31, 2016 USD ($) shares	Apr. 30, 2016 SFr / shares
Details of Stockholder's equity
Call options held by bank (in shares) | shares				11.0				11.0
Call options held by the bank, weighted-average strike price (in Swiss francs per share)				SFr 20.30
Call options held by bank, exercisable (in shares) | shares				2.3				2.3
Call options held by the bank, exercisable, weighted-average strike price (in Swiss francs per share)				SFr 20.23
Proposed distribution (in Swiss francs per share)	SFr 0.76
Distribution by way of a nominal value reduction (in Swiss francs per share)			SFr 0.17
Dividend proposed to be paid out of capital contribution reserves of Abb Ltd (in Swiss francs per share)			0.55
Nominal value of ABB Ltd share before nominal value reduction (in Swiss francs per share)			1.03						SFr 0.86
Nominal value of ABB Ltd share after nominal value reduction (in Swiss francs per share)			SFr 0.86						SFr 0.12
Distribution to ABB Ltd's shareholders (in the form of nominal value reduction) | $					$ 1,626	$ 403
Minimum
Details of Stockholder's equity
Call options held by the bank, strike price (in Swiss francs per share)				15.75
Call options held by the bank, exercisable, strike price (in Swiss francs per share)				15.75
Maximum
Details of Stockholder's equity
Call options held by the bank, strike price (in Swiss francs per share)				21.50
Call options held by the bank, exercisable, strike price (in Swiss francs per share)				SFr 21.50
ABB Ltd (unconsolidated)
Details of Stockholder's equity
Total statutory stockholders' equity				SFr 9,029				$ 8,840
Share capital of ABB Ltd, Zurich				266				260
Reserves of ABB Ltd, Zurich				10,283				10,068
Restricted legal reserves for own shares of ABB Ltd, Zurich				1,520				1,488
Share capital restricted and not available for distribution				SFr 53				$ 52
Percentage of share capital restricted				20.00%				20.00%
Options under 2011 launch of the MIP
Details of Stockholder's equity
Strike price of options granted (in Swiss francs per share)				SFr 25.50
Options under 2011 launch of the MIP | Maximum
Details of Stockholder's equity
Outstanding obligation of options granted (in shares) | shares				8.6				8.6
Options under 2012 launch of the MIP
Details of Stockholder's equity
Strike price of options granted (in Swiss francs per share)				SFr 16.46
Options under 2012 launch of the MIP | Maximum
Details of Stockholder's equity
Outstanding obligation of options granted (in shares) | shares				7.1				7.1
Options under 2013 launch of the MIP
Details of Stockholder's equity
Strike price of options granted (in Swiss francs per share)				SFr 21.50
Options under 2013 launch of the MIP | Maximum
Details of Stockholder's equity
Outstanding obligation of options granted (in shares) | shares				16.3				16.3
Options under 2014 launch of MIP
Details of Stockholder's equity
Shares issued relating to call options (in shares) | shares							1.3
Strike price of options granted (in Swiss francs per share)				SFr 21.00
Options under 2014 launch of MIP | Maximum
Details of Stockholder's equity
Outstanding obligation of options granted (in shares) | shares				14.6				14.6
Options under 2015 launch of MIP
Details of Stockholder's equity
Shares issued relating to call options (in shares) | shares						5.3
Strike price of options granted (in Swiss francs per share)				SFr 19.50
Options under 2015 launch of MIP | Maximum
Details of Stockholder's equity
Outstanding obligation of options granted (in shares) | shares				16.0				16.0
Options under 2016 launch of MIP
Details of Stockholder's equity
Shares issued relating to call options (in shares) | shares					8.9
Strike price of options granted (in Swiss francs per share)				SFr 21.50
Options under 2016 launch of MIP | Maximum
Details of Stockholder's equity
Outstanding obligation of options granted (in shares) | shares				15.7				15.7
ESAP
Details of Stockholder's equity
Shares issued from treasury stock (in shares) | shares		2.6
ESAP | Maximum
Details of Stockholder's equity
Outstanding obligation of options granted (in shares) | shares				3.4				3.4
Other share-based payment arrangements | Maximum
Details of Stockholder's equity
Outstanding obligation of options and shares granted (in shares) | shares				1.0				1.0
LTIP 2016, 2015 and 2014 Launches
Details of Stockholder's equity
Outstanding obligation of shares granted (in shares) | shares				3.6				3.6